Related Party Transactions - Summary of Leases (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Capital Leased Assets [Line Items]
Leases Expiration date	2017-10
Lease One [Member]
Capital Leased Assets [Line Items]
Leases Expiration date	2017-01
Annual Rental Payment	167
Renewal Option Remaining	2 five-year terms
Annual Rental Increases	Fixed
Lease Two [Member]
Capital Leased Assets [Line Items]
Leases Expiration date	2017-10
Annual Rental Payment	1,354
Renewal Option Remaining	2 five-year terms
Annual Rental Increases	CPI
Lease Three [Member]
Capital Leased Assets [Line Items]
Leases Expiration date	2025-08
Annual Rental Payment	527
Renewal Option Remaining	4 five-year terms
Annual Rental Increases	Fixed
Lease Four [Member]
Capital Leased Assets [Line Items]
Leases Expiration date	2027-01
Annual Rental Payment	174
Renewal Option Remaining	4 five-year terms
Annual Rental Increases	Fixed
Lease Five [Member]
Capital Leased Assets [Line Items]
Leases Expiration date	2029-06
Annual Rental Payment	269
Renewal Option Remaining	4 five-year terms
Annual Rental Increases	CPI